Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,031,665)	$ (2,875,546)	$ (3,502,077)	$ (3,930,221)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,525,332	1,047,075	1,436,383	995,228
Stock option expense	356,227	697,486	739,973
Amortization of debt discounts	1,643,408	27,719	30,316	39,922
Common stock issued for financing costs	1,440
Preferred stock issued for financing costs	53,750
Loss on the settlement of debt	3,240,600			252,900
Common stock issued for litigation settlement	42,018
Gain on forgiveness of debt	(8,000)		(184,775)
Fair value of warrants issued for financing costs	961,107
Operating lease expense	77,361
Common stock issued for services
Changes in operating assets and liabilities:
Accounts receivable	(516,497)	5,993	(59,908)	(59,331)
Prepaid expenses	(68,631)	350,927	759,039	(674,000)
Other assets				(200,000)
Accounts payable	1,656,997	908,051	612,045	(174,132)
Accrued expenses	830,954	26,838	555,727	333,411
Customer deposit - related party	(150,000)		150,000
Operating lease liability	(68,595)
Net cash provided by (used in) operating activities	(1,454,194)	188,543	536,723	(3,416,223)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of vehicles	(47,051)			(225,000)
Deposit for vehicles				(164,080)
Offering costs paid				(1,565,155)
Net cash used in investing activities	(47,051)			(389,080)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	50,000	275,000	275,000	10,500,000
Proceeds from exercise of stock options	92,878
Proceeds from advance from related party	503,766	200,000	250,000
Repayment of advance from related party	(603,766)	(150,000)	(150,000)
Proceeds from convertible note payable	2,500,000
Proceeds from notes payable	6,900,000	342,675	342,675	2,009,300
Repayment of notes payable	(809,519)	(10,000)	(15,486)	(4,379,814)
Repayment of finance lease obligations	(3,629,792)	(2,017,915)	(2,422,451)	(1,780,043)
Payment of deferred offering costs	(35,000)
Net cash provided by (used in) financing activities	4,968,567	(1,360,240)	(1,720,262)	4,784,288
NET INCREASE (DECREASE) IN CASH	3,467,322	(1,171,697)	(1,183,539)	978,985
CASH, BEGINNING OF YEAR	72,890	1,256,429	1,256,429	277,444
CASH, END OF YEAR	3,540,212	84,732	72,890	1,256,429
CASH PAID FOR:
Interest	157,809	185,224	185,224	1,105,049
Income taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Payment of accounts payable/accrued expenses with common stock	1,103,750			421,500
Finance lease obligations	$ 5,692,784	$ 3,400,922	$ 3,705,417	$ 1,159,470